UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
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Address:   1330 Avenue of the Americas
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           32nd Floor
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           New York, New York 10019
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
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Title:     Chief Compliance Officer
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Phone:     212-584-1161
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Signature, Place, and Date of Signing:

     /s/ Stephen Ellwood     New York, New York          February 14, 2013
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      [Signature]                 [City/State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        58
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Form 13F Information Table Value Total:        $2,548,408
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                                                (thousands)

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Included Managers:  None

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC      COM NEW          026874784   41,138  1,165,396 SH       SOLE                 1,165,396      0    0
AMERICAN RLTY CAP TR INC     COM              02917L101    4,401    381,400 SH       SOLE                   381,400      0    0
APPLE INC                    COM              037833100   26,609     50,000 SH  CALL SOLE                         0      0    0
APPLE INC                    COM              037833100   18,626     35,000 SH  PUT  SOLE                    35,000      0    0
ARMOUR RESIDENTIAL REIT INC  COM              042315101      324     50,100 SH       SOLE                    50,100      0    0
AVAGO TECHNOLOGIES LTD       SHS              Y0486S104   18,490    584,211 SH       SOLE                   584,211      0    0
AVAGO TECHNOLOGIES LTD       SHS              Y0486S104   12,660    400,000 SH  CALL SOLE                         0      0    0
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    7,162    709,100 SH       SOLE                   709,100      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH  167250109   16,498    355,946 SH       SOLE                   355,946      0    0
CLEARWIRE CORP NEW           CL A             18538Q105      601    208,110 SH       SOLE                   208,110      0    0
COLONY FINL INC              COM              19624R106    1,950    100,000 SH       SOLE                   100,000      0    0
COMPUWARE CORP               COM              205638109   10,217    939,945 SH       SOLE                   939,945      0    0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407   24,859    700,847 SH       SOLE                   700,847      0    0
COVENTRY HEALTH CARE INC     COM              222862104   13,472    300,507 SH       SOLE                   300,507      0    0
DOLE FOOD CO INC NEW         COM              256603101   13,390  1,167,393 SH       SOLE                 1,167,393      0    0
DYNEGY INC NEW DEL           COM              26817R108   57,661  3,014,190 SH       SOLE                 3,014,190      0    0
EQUINIX INC                  COM NEW          29444U502   20,538     99,601 SH       SOLE                    99,601      0    0
EQUINIX INC                  NOTE  3.000%10/1 29444UAG1   34,286     18,500 PRN      SOLE                         0      0    0
FEDEX CORP                   COM              31428X106      894      9,750 SH       SOLE                     9,750      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109   45,979  1,791,167 SH       SOLE                 1,791,167      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109    3,997    155,700 SH  CALL SOLE                         0      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857   17,867    522,431 SH       SOLE                   522,431      0    0
GARDNER DENVER INC           COM              365558105   55,592    811,555 SH       SOLE                   811,555      0    0
GARDNER DENVER INC           COM              365558105   17,152    250,400 SH  CALL SOLE                         0      0    0
GEO GROUP INC                COM              36159R103    1,335     47,347 SH       SOLE                    47,347      0    0
GEOEYE INC                   COM              37250W108   18,534    603,109 SH       SOLE                   603,109      0    0
GOODYEAR TIRE & RUBR CO      COM              382550101    2,762    200,000 SH  PUT  SOLE                   200,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    6,492    715,742 SH       SOLE                   715,742      0    0
HUDSON CITY BANCORP          COM              443683107   45,741  5,626,231 SH       SOLE                 5,626,231      0    0
INTEROIL CORP                COM              460951106   14,420    259,686 SH       SOLE                   259,686      0    0
JAVELIN MTG INVT CORP        COM              47200B104   11,852    620,837 SH       SOLE                   620,837      0    0
JOHNSON & JOHNSON            COM              478160104   89,910  1,282,600 SH  CALL SOLE                         0      0    0
JOHNSON & JOHNSON            COM              478160104   70,100  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
KRAFT FOODS GROUP INC        COM              50076Q106   15,213    334,576 SH       SOLE                   334,576      0    0
L-3 COMMUNICATIONS CORP      DEBT  3.000% 8/0 502413AW7   15,541     18,500 PRN      SOLE                         0      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   35,052    613,982 SH       SOLE                   613,982      0    0
MGM RESORTS INTERNATIONAL    NOTE  4.250% 4/1 55303QAE0   46,994     75,000 PRN      SOLE                         0      0    0
NEXEN INC                    COM              65334H102  477,550 17,726,446 SH       SOLE                17,726,446      0    0
ORACLE CORP                  COM              68389X105    6,554    196,700 SH  CALL SOLE                         0      0    0
PALO ALTO NETWORKS INC       COM              697435105   12,623    235,865 SH       SOLE                   235,865      0    0
RADIOSHACK CORP              COM              750438103      879    414,700 SH       SOLE                   414,700      0    0
RADIOSHACK CORP              COM              750438103      879    414,700 SH  PUT  SOLE                   414,700      0    0
ROBBINS & MYERS INC          COM              770196103  132,435  2,227,676 SH       SOLE                 2,227,676      0    0
ROI ACQUISITION CORP         UNIT 99/99/9999  74966A203    6,099    609,900 SH       SOLE                   609,900      0    0
SHAW GROUP INC               COM              820280105   36,877    791,187 SH       SOLE                   791,187      0    0
SILVER BAY RLTY TR CORP      COM              82735Q102      802     42,583 SH       SOLE                    42,583      0    0
SOUTHWEST AIRLS CO           COM              844741108    1,536    150,000 SH       SOLE                   150,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  676,448  4,750,000 SH  CALL SOLE                         0      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  156,651  1,100,000 SH  PUT  SOLE                 1,000,000      0    0
STEEL DYNAMICS INC           NOTE  5.125% 6/1 858119AP5    3,955      5,000 PRN      SOLE                         0      0    0
TARGET CORP                  COM              87612E106    2,994     50,600 SH       SOLE                    50,600      0    0
TW TELECOM INC               COM              87311L104   31,479  1,235,925 SH       SOLE                 1,235,925      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   27,357    935,272 SH       SOLE                   935,272      0    0
UNITED STATES STL CORP NEW   COM              912909108    5,526    231,500 SH       SOLE                   231,500      0    0
UNITED STATES STL CORP NEW   NOTE  4.000% 5/1 912909AE8   25,836     34,500 PRN      SOLE                         0      0    0
UNITED STATES STL CORP NEW   COM              912909108    4,774    200,000 SH  PUT  SOLE                   200,000      0    0
WESTERN ASSET MTG CAP CORP   COM              95790D105      593     30,000 SH       SOLE                    30,000      0    0
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    8,252    963,800 SH       SOLE                   963,800      0    0